Segment Reporting and Geographic Locations - Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net revenue	$ 98,179				$ 99,236						$ 191,425	$ 196,967	$ 433,304	$ 414,782
License fees	1,615				1,613						3,211	3,222	6,505	6,907
Total revenue	99,794	129,304	[1]	110,316	100,849	99,340	123,559	103,370	98,365	96,395	194,636	200,189	439,809	421,689
Segment contribution before unallocated costs	17,205				16,696						30,689	31,743	67,524	69,254
Unallocated manufacturing costs	14,090				(2,554)						22,578	(4,357)	6,047	(1,623)
Unallocated selling, distribution and administrative expense	20,699				9,318						37,279	20,861	49,155	51,655
Loss on disposal of assets	180				(4)						180	(4)	36	114
Long-lived asset impairment	4,875				0						5,447	0
Other (income) expense, net	(428)				149						(443)	218	(10)	1,114
Gain on bargain purchase													(1,150)	0
Interest expense	5,607				12,649						11,168	16,788	28,322	22,536
Loss before income taxes	(27,818)				(2,862)						(45,520)	(1,763)	(14,876)	(4,542)
Operating Segments
Segment Reporting Information [Line Items]
Net revenue	98,179				99,236						191,425	196,967	433,304	414,782
Segment Reconciling Items
Segment Reporting Information [Line Items]
License fees	1,615				1,613						3,211	3,222	6,505	6,907
Revenue
Segment Reporting Information [Line Items]
Percentage of Revenues	100.00%				100.00%						100.00%	100.00%	100.00%	100.00%
Revenue | Operating Segments
Segment Reporting Information [Line Items]
Percentage of Revenues	98.40%				98.40%						98.40%	98.40%	98.50%	98.40%
Revenue | Segment Reconciling Items
Segment Reporting Information [Line Items]
Percentage of Revenues	1.60%				1.60%						1.60%	1.60%	1.50%	1.60%
Consumer
Segment Reporting Information [Line Items]
Net revenue													155,663	156,651
Segment contribution before unallocated costs													16,745	20,361
Consumer | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	27,853				30,323						60,440	65,067	155,663	156,651
Segment contribution before unallocated costs	5,150				3,748						9,359	7,170
Consumer | Revenue | Operating Segments
Segment Reporting Information [Line Items]
Percentage of Revenues	27.90%				30.10%						31.10%	32.50%	35.30%	37.20%
Consumer | Sales Revenue, Contribution Before Unallocated Costs | Operating Segments
Segment Reporting Information [Line Items]
Percentage of Revenues	18.50%				12.40%						15.50%	11.00%	10.80%	13.00%
Foodservice
Segment Reporting Information [Line Items]
Net revenue													126,510	128,345
Segment contribution before unallocated costs													31,233	30,535
Foodservice | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	29,386				34,299						54,712	65,078	126,510	128,345
Segment contribution before unallocated costs	6,847				9,017						12,794	16,833
Foodservice | Revenue | Operating Segments
Segment Reporting Information [Line Items]
Percentage of Revenues	29.40%				34.00%						28.10%	32.50%	28.80%	30.40%
Foodservice | Sales Revenue, Contribution Before Unallocated Costs | Operating Segments
Segment Reporting Information [Line Items]
Percentage of Revenues	23.30%				26.30%						23.40%	25.90%	24.70%	23.80%
Specialty
Segment Reporting Information [Line Items]
Net revenue													101,429	97,897
Segment contribution before unallocated costs													13,338	13,455
Specialty | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	28,496				25,424						51,646	48,826	101,429	97,897
Segment contribution before unallocated costs	5,546				3,591						8,741	6,681
Specialty | Revenue | Operating Segments
Segment Reporting Information [Line Items]
Percentage of Revenues	28.60%				25.20%						26.50%	24.40%	23.10%	23.20%
Specialty | Sales Revenue, Contribution Before Unallocated Costs | Operating Segments
Segment Reporting Information [Line Items]
Percentage of Revenues	19.50%				14.10%						16.90%	13.70%	13.20%	13.70%
International
Segment Reporting Information [Line Items]
Net revenue													49,702	31,889
Segment contribution before unallocated costs													6,208	4,903
International | Operating Segments
Segment Reporting Information [Line Items]
Net revenue	12,444				9,190						24,627	17,996	49,702	31,889
Segment contribution before unallocated costs	$ (338)				$ 340						$ (205)	$ 1,059
International | Revenue | Operating Segments
Segment Reporting Information [Line Items]
Percentage of Revenues	12.50%				9.10%						12.70%	9.00%	11.30%	7.60%
International | Sales Revenue, Contribution Before Unallocated Costs | Operating Segments
Segment Reporting Information [Line Items]
Percentage of Revenues	(2.70%)				3.70%						(0.80%)	5.90%	12.50%	15.40%

[1]	The Company’s calculation of the factory manufacturing variance capitalized in inventory was based on historical experience. In the fourth quarter 2013, the Company identified a deviation from historical experience and accordingly resulted in a change in estimate of $5.9 million, or $0.35 per diluted share for 2013.